IMPAIRMENT LOSS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $ $ / oz	Dec. 31, 2017 $ / $ $ / oz	Mar. 28, 2018
Impairment Reversals
Impairment loss	$ 389,693
El Barqueno
Impairment Reversals
Impairment loss	$ 101,600
Percentage of voting equity interests acquired	100.00%
CMC Exploration Assets
Impairment Reversals
Percentage of voting equity interests acquired			100.00%
Yamana | CMC Exploration Assets
Impairment Reversals
Percentage of voting equity interests acquired			50.00%
Canadian Malartic joint operation
Impairment Reversals
Nominal discount rate (as a percent)	5.50%
Estimate of future gold price | $ / oz	1,300	1,300
Inflation rate (as a percent)	2.00%
Impairment loss	$ 250,000
Canadian Malartic joint operation | Yamana | CMC Exploration Assets
Impairment Reversals
Percentage of voting equity interests acquired			50.00%
Canadian Malartic joint operation | Minimum
Impairment Reversals
Nominal discount rate (as a percent)		5.75%
Foreign exchange rates | $ / $	0.76	0.78
Canadian Malartic joint operation | Maximum
Impairment Reversals
Nominal discount rate (as a percent)		9.00%
Foreign exchange rates | $ / $	0.80	0.80
La India mine
Impairment Reversals
Nominal discount rate (as a percent)	6.25%	6.25%
Estimate of future gold price | $ / oz	1,300	1,300
Inflation rate (as a percent)	2.00%
Impairment loss	$ 39,000